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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment                     [    ]   Amendment Number:
This Amendment (Check only one.):           [    ]   is a restatement.
                                            [    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WRH Partners Global Securities, L.P.
Address:          1776 On The Green
                  67 Park Place, 9th Floor
                  Morristown, NJ  07960

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Cathy Markey
Title:            Counsel
Phone:            973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey       Morristown, NJ  07960           February  15, 2002

Report Type (Check only one.):

[  x  ]           13F Holdings Report
[     ]           13F Notice
[     ]           13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              46
Form 13F Information Table Value Total:              $122,220,000
List of Other Included Managers:                     None
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                           Form 13F Information Table



                                                              Value    Shares/   SH/  PUT/  INVSTMT     OTHER     VOTING AUTHORITY
            Name of Issuer        Title of Class    Cusip    (x1000)   PRN AMT   PRN  CALL  DSCRETN    MANAGERS  SOLE  SHARED  NONE
Bell Canada International         Com              77914109      13      16,750   SH        SOLE                  16,750
Cable & Wireless                  ADR             126830207     385      26,000   SH        SOLE                  26,000
Telefonica de Venezuela           ADR             204421101     601      42,795   SH        SOLE                  42,795
Grupo Televisa                    ADR             400495206     320       7,400   SH        SOLE                   7,400
Philippine Long Distance          ADR             718252604     148      18,000   SH        SOLE                  18,000
TV Azteca SA                      ADR             901145102      82      12,080   SH        SOLE                  12,080
Adelphia Comm. Class A            Com             006848105    1871      60,000   SH        SOLE                  60,000
Alcatel Alsthom                   ADR             013904305    1787     107,950   SH        SOLE                 107,950
America Movil ADR Series L        ADR             02364w105    1304      66,936   SH        SOLE                  66,936
Bellsouth                         Com             079860102    3815     100,000   SH        SOLE                 100,000
Brasil Telecom Participacoes S    ADR PFD         105530109    1965      47,380   SH        SOLE                  47,380
China Mobile                      Com             169428109    1821     104,200   SH        SOLE                 104,200
Deutsche Telekom                  ADR PFD         251566105    5632     333,250   SH        SOLE                 333,250
Embratel Participacoes            ADR PFD         29081n100    4238   1,018,851   SH        SOLE               1,018,851
Equant                            Com             294409107     350      30,000   SH        SOLE                  30,000
Ericsson                          ADR             294821400    1364     261,212   SH        SOLE                 261,212
France Telecom                    ADR             35177q105    4147     103,700   SH        SOLE                 103,700
France Telecom-Equant             ADR             35177q204     308      30,000   SH        SOLE                  30,000
Nuevo Grupo Iusacell              ADR             40050b100    4696   1,198,041   SH        SOLE               1,198,041
Telefonica Moviles                Com               4695532     453      60,000   SH        SOLE                  60,000
Korea Telecom Corp.               ADR             50063p103    8020     394,491   SH        SOLE                 394,491
MMO2                              ADR             55309w101     466      37,000   SH        SOLE                  37,000
Metromedia Int'l.                 Com             591695101     136     168,317   SH        SOLE                 168,317
Nokia Corp.                       Com             654902204    2931     119,500   SH        SOLE                 119,500
Vimpel Comm.                      ADR             68370r109     543      20,850   SH        SOLE                  20,850
Pogo Producing                    Com             730448107     641      24,400   SH        SOLE                  24,400
Portugal Telecom                  ADR             737273102     521      64,617   SH        SOLE                  64,617
Qwest Communications              Com             749121109     424      30,000   SH        SOLE                  30,000
SBC Communications                Com             78387g103    4348     111,000   SH        SOLE                 111,000

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
                                                              Value    Shares/   SH/  PUT/  INVSTMT     OTHER     VOTING AUTHORITY
            Name of Issuer        Title of Class    Cusip    (x1000)   PRN AMT   PRN  CALL  DSCRETN    MANAGERS  SOLE  SHARED  NONE
SK Mobile                         ADR             78440p108    7681     353,799   SH        SOLE                 353,799
Sonera                            ADR             835433202    2513     517,050   SH        SOLE                 517,050
Sprint Corp PCS Group             Com             852061506    7201     295,000   SH        SOLE                 295,000
Tele Cellular Sul Participacoe    ADR PFD         879238103    1313      80,288   SH        SOLE                  80,288
Tele Norte Leste Participacoes    ADR PFD         879246106    6221     398,018   SH        SOLE                 398,018
Tele Nordeste Cellular Partici    ADR PFD         87924w109     591      20,966   SH        SOLE                  20,966
Telecom Argentina                 ADR             879273209    2215     339,800   SH        SOLE                 339,800
Telecom Italia                    ADR             87927w106    3484      40,750   SH        SOLE                  40,750
Telebras                          ADR             879287308    9876     246,900   SH        SOLE                 246,900
Telefonica Espana                 ADR             879382208   12497     311,795   SH        SOLE                 311,795
Telefonos Mexicanos               ADR             879403780    3920     111,936   SH        SOLE                 111,936
Telemig Cellular Participacoes    ADR PFD         87944e105     333       8,847   SH        SOLE                   8,847
Telesp Cellular Participacoes     ADR PFD         87952L108     877      94,760   SH        SOLE                  94,760
Telewest                          ADR             87956p105     265     294,475   SH        SOLE                 294,475
United Global Com.                Com             913247508     235      47,000   SH        SOLE                  47,000
Verizon                           Com             92343v104    3417      72,000   SH        SOLE                  72,000
Vodafone                          ADR             92857w100    6249     243,336   SH        SOLE                 243,336
                                                             122220